The Gabelli Asset Fund
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.0%
Aerospace  — 0.6%
28,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 1,572,760
2,000 Astronics Corp.† ...................................... 26,720
9,000 HEICO Corp. ............................................. 1,539,360
11,425 L3Harris Technologies Inc. ....................... 2,242,042
4,850 Lockheed Martin Corp. ............................. 2,292,741
5,800 Northrop Grumman Corp. ......................... 2,677,976
2,775 Raytheon Technologies Corp. .................... 271,756
119,400 Rolls-Royce Holdings plc† ........................ 219,494
975 The Boeing Co.† ....................................... 207,119
11,049,968
Agriculture  — 0.5%
10,000 American Vanguard Corp. ......................... 218,800
112,000 Archer-Daniels-Midland Co. ...................... 8,921,920
20,000 The Mosaic Co. ........................................ 917,600
10,058,320
Airlines  — 0.0%
33 American Airlines Group Inc.† .................. 487
Automotive  — 0.9%
1,500 Daimler Truck Holding AG† ....................... 50,608
5,000 Ferrari NV ................................................ 1,354,700
26,000 General Motors Co. .................................. 953,680
316,050 Iveco Group NV† ...................................... 2,990,548
130,000 PACCAR Inc. ............................................ 9,516,000
46,000 Traton SE ................................................. 899,463
2,900 Volkswagen AG ........................................ 496,918
16,261,917
Automotive: Parts and Accessories  — 3.9%
2,500 Aptiv plc† ................................................. 280,475
82,550 BorgWarner Inc. ....................................... 4,054,031
78,814 Brembo SpA ............................................. 1,153,896
361,000 Dana Inc. ................................................. 5,433,050
133,000 Garrett Motion Inc.† ................................. 1,018,780
242,000 Genuine Parts Co. ..................................... 40,489,020
81,500 Modine Manufacturing Co.† ...................... 1,878,575
6,000 Monro Inc. ............................................... 296,580
18,900 O'Reilly Automotive Inc.† ......................... 16,045,722
28,000 Standard Motor Products Inc. ................... 1,033,480
71,683,609
Aviation: Parts and Services  — 0.3%
20,000 Curtiss-Wright Corp. ................................ 3,525,200
78,000 Kaman Corp. ............................................ 1,783,080
5,308,280
Broadcasting  — 1.5%
2,000 Cogeco Communications Inc. ................... 97,418
16,800 Cogeco Inc. .............................................. 756,155
37,400 Corus Entertainment Inc., Cl. B ................. 47,872
29,750 Liberty Broadband Corp., Cl. A† ................ 2,443,070
68,663 Liberty Broadband Corp., Cl. C† ................ 5,609,767
Shares
Market
Value
32,350 Liberty Media Corp.- Liberty Formula One,
Cl. A† ................................................... $ 2,183,625
39,100 Liberty Media Corp.- Liberty Formula One,
Cl. C† ................................................... 2,925,853
50,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. A† ................................................... 1,404,500
233,147 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ................................................... 6,525,785
17,500 Nexstar Media Group Inc. ......................... 3,021,550
92,000 Sinclair Broadcast Group Inc., Cl. A ........... 1,578,720
16,000 TBS Holdings Inc. ..................................... 229,561
26,823,876
Building and Construction  — 0.9%
58,450 Arcosa Inc. ............................................... 3,688,780
700 Ashtead Group plc .................................... 42,813
33,200 Assa Abloy AB, Cl. B ................................. 794,254
37,100 Fortune Brands Innovations Inc. ............... 2,178,883
54,000 Herc Holdings Inc. .................................... 6,150,600
35,000 Johnson Controls International plc ............ 2,107,700
13,000 KBR Inc. .................................................. 715,650
37,100 Masterbrand Inc.† .................................... 298,284
15,976,964
Business Services  — 2.5%
120,000 Clear Channel Outdoor Holdings Inc.† ....... 144,000
28,000 Diebold Nixdorf Inc.† ................................ 33,600
20,250 Ecolab Inc. ............................................... 3,351,983
11,300 Live Nation Entertainment Inc.† ................ 791,000
75,900 Mastercard Inc., Cl. A ............................... 27,582,819
19,000 Rentokil Initial plc, ADR ............................ 693,690
55,000 The Interpublic Group of Companies Inc. .. 2,048,200
2,700 United Rentals Inc. ................................... 1,068,552
18,000 V2X Inc.† ................................................. 714,960
40,800 Visa Inc., Cl. A .......................................... 9,198,768
45,627,572
Cable and Satellite  — 2.6%
38,000 AMC Networks Inc., Cl. A† ........................ 668,040
6,650 Charter Communications Inc., Cl. A† ......... 2,378,106
404,350 Comcast Corp., Cl. A ................................ 15,328,908
262,599 DISH Network Corp., Cl. A† ...................... 2,450,049
19,600 EchoStar Corp., Cl. A† .............................. 358,484
130,000 Liberty Global plc, Cl. A† .......................... 2,535,000
313,750 Liberty Global plc, Cl. C† .......................... 6,394,225
857 Liberty Latin America Ltd., Cl. A† .............. 7,122
7,850 Naspers Ltd., Cl. N ................................... 1,451,825
6,100 Prosus NV ................................................ 475,915
322,900 Rogers Communications Inc., Cl. B ........... 14,969,644
47,017,318
Communications Equipment  — 0.2%
79,950 Corning Inc. ............................................. 2,820,636

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Communications Equipment (Continued)
2,850 QUALCOMM Inc. ...................................... $ 363,603
3,184,239
Computer Hardware  — 0.1%
11,800 Apple Inc. ................................................ 1,945,820
6,100 Intel Corp. ................................................ 199,287
5,400 International Business Machines Corp. ...... 707,886
2,852,993
Computer Software and Services  — 1.6%
11,300 Activision Blizzard Inc. .............................. 967,167
11,050 Alphabet Inc., Cl. A† ................................. 1,146,216
85,500 Alphabet Inc., Cl. C† ................................. 8,892,000
6,850 Cisco Systems Inc. ................................... 358,084
2,000 Fidelity National Information Services Inc. . 108,660
4,900 Gen Digital Inc. ......................................... 84,084
23,000 Hewlett Packard Enterprise Co. ................. 366,390
3,800 Kyndryl Holdings Inc.† ............................. 56,088
29,850 Meta Platforms Inc., Cl. A† ....................... 6,326,409
17,125 Microsoft Corp. ........................................ 4,937,138
3,300 Oracle Corp. ............................................. 306,636
50,000 PAR Technology Corp.† ............................ 1,698,000
13,500 Rockwell Automation Inc. ......................... 3,961,575
2,050 Salesforce Inc.† ....................................... 409,549
27,000 Vimeo Inc.† .............................................. 103,410
2,200 VMware Inc., Cl. A† .................................. 274,670
29,996,076
Consumer Products  — 3.2%
25,000 Brunswick Corp. ....................................... 2,050,000
10,700 Christian Dior SE ...................................... 9,550,215
39,000 Church & Dwight Co. Inc. ......................... 3,447,990
378,100 Edgewell Personal Care Co. ...................... 16,039,002
105,750 Energizer Holdings Inc. ............................. 3,669,525
9,350 Essity AB, Cl. A ......................................... 269,807
41,650 Essity AB, Cl. B ......................................... 1,189,427
3,100 Givaudan SA ............................................ 10,073,010
28,000 Harley-Davidson Inc. ................................ 1,063,160
1,800 Hermes International ................................ 3,638,714
3,500 National Presto Industries Inc. .................. 252,315
31,925 Reckitt Benckiser Group plc ...................... 2,425,185
60,000 Sally Beauty Holdings Inc.† ...................... 934,800
1,925 Sysco Corp. ............................................. 148,668
3,700 The Estee Lauder Companies Inc., Cl. A ..... 911,902
15,000 The Procter & Gamble Co. ........................ 2,230,350
1,200 Unilever plc .............................................. 62,025
31,000 Wolverine World Wide Inc. ....................... 528,550
58,484,645
Consumer Services  — 0.5%
2,000 Allegion plc .............................................. 213,460
600 Amazon.com Inc.† ................................... 61,974
Shares
Market
Value
1,075 FedEx Corp. .............................................. $ 245,627
22,150 IAC Inc.† .................................................. 1,142,940
178,200 Rollins Inc. ............................................... 6,687,846
5,950 Uber Technologies Inc.† ........................... 188,615
675 United Parcel Service Inc., Cl. B ................ 130,943
8,671,405
Diversified Industrial  — 6.0%
10,100 ABB Ltd., ADR .......................................... 346,430
450 Acuity Brands Inc. .................................... 82,228
1,000 Agilent Technologies Inc. .......................... 138,340
35,000 Ampco-Pittsburgh Corp.† ......................... 85,750
60,000 Avantor Inc.† ........................................... 1,268,400
300,000 Bollore SE ................................................ 1,851,241
197,400 Crane Holdings Co. ................................... 22,404,900
87,050 Eaton Corp. plc ......................................... 14,915,147
4,800 Emerson Electric Co. ................................ 418,272
8,000 EnPro Industries Inc. ................................ 831,120
2,375 General Electric Co. .................................. 227,050
121,450 Greif Inc., Cl. A ......................................... 7,696,287
56,750 Honeywell International Inc. ...................... 10,846,060
4,000 Hyster-Yale Materials Handling Inc. ........... 199,560
19,000 Ingersoll Rand Inc. ................................... 1,105,420
180,425 ITT Inc. .................................................... 15,570,678
15,000 Jardine Matheson Holdings Ltd. ................ 728,550
236,150 Myers Industries Inc. ................................ 5,060,694
20,000 nVent Electric plc ...................................... 858,800
6,500 Park-Ohio Holdings Corp. ......................... 78,520
28,000 Pentair plc ................................................ 1,547,560
325 Siemens AG ............................................. 52,609
7,500 Sulzer AG ................................................. 634,871
9,300 Svenska Cellulosa AB SCA, Cl. A ............... 123,654
36,800 Svenska Cellulosa AB SCA, Cl. B ............... 483,800
164,950 Textron Inc. .............................................. 11,650,418
263,000 Toray Industries Inc. ................................. 1,498,273
20,000 Trane Technologies plc ............................. 3,679,600
201,000 Trinity Industries Inc. ................................ 4,896,360
3,000 Waters Corp.† .......................................... 928,890
110,209,482
Electronics  — 4.4%
150,000 Flex Ltd.† ................................................. 3,451,500
10,500 Kyocera Corp., ADR .................................. 547,365
1,350 Mettler-Toledo International Inc.† .............. 2,065,784
385,000 Mirion Technologies Inc.† ......................... 3,287,900
263,000 Resideo Technologies Inc.† ...................... 4,807,640
2,100 Samsung Electronics Co. Ltd., GDR .......... 2,579,850
467,550 Sony Group Corp., ADR ............................ 42,383,407
30,200 TE Connectivity Ltd. .................................. 3,960,730
76,925 Texas Instruments Inc. ............................. 14,308,819
5,000 Thermo Fisher Scientific Inc. ..................... 2,881,850
80,274,845

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities  — 3.2%
6,000 APA Corp. ................................................ $ 216,360
54,775 BP plc, ADR ............................................. 2,078,163
70,125 Chevron Corp. .......................................... 11,441,595
34,500 ConocoPhillips ......................................... 3,422,745
85,000 Devon Energy Corp. .................................. 4,301,850
25,000 Dril-Quip Inc.† .......................................... 717,250
27,000 Enbridge Inc. ............................................ 1,030,050
72,850 EOG Resources Inc. .................................. 8,350,796
71,500 Exxon Mobil Corp. .................................... 7,840,690
132,000 Halliburton Co. ......................................... 4,176,480
25,000 Kinder Morgan Inc. ................................... 437,750
58,500 National Fuel Gas Co. ................................ 3,377,790
2,050 NextEra Energy Inc. .................................. 158,014
23,000 NextEra Energy Partners LP ...................... 1,397,250
28,000 Occidental Petroleum Corp. ...................... 1,748,040
25,000 Oceaneering International Inc.† ................. 440,750
1,000 ONE Gas Inc. ............................................ 79,230
164,000 PG&E Corp.† ............................................ 2,651,880
5,600 Shell plc, ADR .......................................... 322,224
27,500 Southwest Gas Holdings Inc. .................... 1,717,375
89,500 The AES Corp. .......................................... 2,155,160
3,707 Vitesse Energy Inc. ................................... 70,544
26 Weatherford International plc† .................. 1,543
58,133,529
Entertainment  — 5.4%
131,350 Fox Corp., Cl. A ........................................ 4,472,468
30,000 Fox Corp., Cl. B ........................................ 939,300
886,100 Grupo Televisa SAB, ADR ......................... 4,687,469
117,800 Liberty Media Corp.- Liberty Braves, Cl. A† 4,073,524
293,650 Liberty Media Corp.- Liberty Braves, Cl. C† 9,893,068
169,870 Madison Square Garden Entertainment
Corp.† .................................................. 10,034,221
123,533 Madison Square Garden Sports Corp. ....... 24,070,405
374,741 Paramount Global, Cl. A ............................ 9,683,307
120,000 Paramount Global, Cl. B ............................ 2,677,200
104,175 The Walt Disney Co.† ............................... 10,431,043
25,000 Universal Music Group NV ........................ 631,857
515,000 Vivendi SE ................................................ 5,194,213
738,150 Warner Bros Discovery Inc.† .................... 11,146,065
97,934,140
Environmental Services  — 2.6%
550 Advanced Drainage Systems Inc. .............. 46,316
236,500 Republic Services Inc. .............................. 31,979,530
79,000 Waste Connections Inc. ............................ 10,986,530
28,500 Waste Management Inc. ........................... 4,650,345
47,662,721
Equipment and Supplies  — 10.2%
452,450 AMETEK Inc. ............................................ 65,754,559
22,000 Amphenol Corp., Cl. A .............................. 1,797,840
Shares
Market
Value
16,350 AZZ Inc. ................................................... $ 674,274
40,000 CIRCOR International Inc.† ....................... 1,244,800
47,450 Crown Holdings Inc. ................................. 3,924,590
130,050 CTS Corp. ................................................ 6,432,273
5,300 Danaher Corp. .......................................... 1,335,812
10,000 Distribution Solutions Group Inc.† ............ 454,600
354,250 Donaldson Co. Inc. ................................... 23,146,695
382,750 Flowserve Corp. ....................................... 13,013,500
61,000 Graco Inc. ................................................ 4,453,610
12,000 Hubbell Inc. .............................................. 2,919,720
96,050 IDEX Corp. ............................................... 22,190,431
39,150 Interpump Group SpA .............................. 2,192,965
111,000 Mueller Industries Inc. .............................. 8,156,280
94,000 Sealed Air Corp. ....................................... 4,315,540
24,000 The Manitowoc Co. Inc.† .......................... 410,160
47,150 The Timken Co. ........................................ 3,853,098
16,200 The Toro Co. ............................................ 1,800,792
68,000 The Weir Group plc .................................. 1,559,418
19,050 Valmont Industries Inc. ............................. 6,082,284
67,800 Watts Water Technologies Inc., Cl. A ......... 11,412,096
187,125,337
Financial Services  — 8.3%
42,000 AllianceBernstein Holding LP .................... 1,535,520
151,000 American Express Co. ............................... 24,907,450
1,500 Ameriprise Financial Inc. ........................... 459,750
19,200 Argo Group International Holdings Ltd. ..... 562,368
16,400 Bank of America Corp. .............................. 469,040
79 Berkshire Hathaway Inc., Cl. A† ................ 36,782,400
70,850 Blackstone Inc. ......................................... 6,223,464
5,625 Brookfield Asset Management Ltd., Cl. A ... 184,050
22,500 Brookfield Corp. ....................................... 733,275
21,800 Citigroup Inc. ........................................... 1,022,202
40,000 FTAI Aviation Ltd. ..................................... 1,118,400
70,000 GAM Holding AG† .................................... 42,538
40,000 Interactive Brokers Group Inc., Cl. A ......... 3,302,400
2,950 Intercontinental Exchange Inc. .................. 307,655
31,500 Jefferies Financial Group Inc. .................... 999,810
65,725 JPMorgan Chase & Co. ............................. 8,564,625
23,000 Kinnevik AB, Cl. A† ................................... 373,620
40,000 Kinnevik AB, Cl. B† ................................... 595,433
83,150 KKR & Co. Inc. ......................................... 4,367,038
1,200 LendingTree Inc.† ..................................... 31,992
97,000 Loews Corp. ............................................. 5,627,940
6,450 M&T Bank Corp. ....................................... 771,226
25,000 Marsh & McLennan Companies Inc. .......... 4,163,750
12,500 PayPal Holdings Inc.† ............................... 949,250
12,500 Popular Inc. ............................................. 717,625
50,000 Post Holdings Partnering Corp.† ............... 510,500
20,000 PROG Holdings Inc.† ................................ 475,800
126,800 State Street Corp. ..................................... 9,597,492
9,750 T. Rowe Price Group Inc. .......................... 1,100,775

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
378,400 The Bank of New York Mellon Corp. .......... $ 17,194,496
21,700 The Goldman Sachs Group Inc. ................. 7,098,287
20,000 The Hartford Financial Services Group Inc. 1,393,800
25,100 The PNC Financial Services Group Inc. ...... 3,190,210
9,000 Value Line Inc. ......................................... 434,970
166,300 Wells Fargo & Co. .................................... 6,216,294
152,025,445
Food and Beverage  — 14.2%
58,709 BellRing Brands Inc.† ............................... 1,996,106
667,100 Brown-Forman Corp., Cl. A ....................... 43,488,249
85,450 Brown-Forman Corp., Cl. B ....................... 5,491,871
22,000 Campbell Soup Co. ................................... 1,209,560
766,150 China Mengniu Dairy Co. Ltd. ................... 3,142,719
23,400 Coca-Cola Europacific Partners plc ............ 1,385,046
15,400 Coca-Cola HBC AG ................................... 420,413
64,000 Conagra Brands Inc. ................................. 2,403,840
12,400 Constellation Brands Inc., Cl. A ................. 2,801,036
32,000 Crimson Wine Group Ltd.† ....................... 196,800
92,100 Danone SA ............................................... 5,724,263
30,000 Davide Campari-Milano NV ....................... 366,019
1,400 Diageo plc ................................................ 62,415
191,395 Diageo plc, ADR ....................................... 34,676,946
95,000 Farmer Brothers Co.† ............................... 366,700
224,000 Flowers Foods Inc. ................................... 6,139,840
31,500 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 2,998,485
70,000 General Mills Inc. ..................................... 5,982,200
1,466,300 Grupo Bimbo SAB de CV, Cl. A .................. 7,370,558
10,000 Heineken Holding NV ................................ 916,945
74,150 Heineken NV ............................................ 7,965,977
19,350 Heineken NV, ADR .................................... 1,040,062
128,050 ITO EN Ltd. .............................................. 4,171,088
7,000 John Bean Technologies Corp. .................. 765,030
20,000 Kellogg Co. .............................................. 1,339,200
58,050 Kerry Group plc, Cl. A ............................... 5,791,881
400 Kerry Group plc, Cl. A ............................... 39,840
165,700 Kikkoman Corp. ........................................ 8,411,358
6,000 Lamb Weston Holdings Inc. ...................... 627,120
17,450 LVMH Moet Hennessy Louis Vuitton SE .... 15,979,869
55,000 Maple Leaf Foods Inc. .............................. 1,064,188
37,000 MEIJI Holdings Co. Ltd. ............................ 879,194
149,000 Mondelēz International Inc., Cl. A .............. 10,388,280
44,000 Morinaga Milk Industry Co. Ltd. ................ 1,580,719
19,500 National Beverage Corp.† ......................... 1,028,040
40,300 Nestlé SA ................................................. 4,909,381
94,800 Nissin Foods Holdings Co. Ltd. ................. 8,660,697
83 Nomad Foods Ltd.† .................................. 1,555
52,450 PepsiCo Inc. ............................................. 9,561,635
45,000 Pernod Ricard SA ..................................... 10,185,082
Shares
Market
Value
71,300 Post Holdings Inc.† .................................. $ 6,407,731
67,300 Remy Cointreau SA .................................. 12,261,791
16,450 Suntory Beverage & Food Ltd. .................. 611,416
2,000 The Boston Beer Co. Inc., Cl. A† ............... 657,400
20,150 The Coca-Cola Co. .................................... 1,249,904
23,950 The Hain Celestial Group Inc.† .................. 410,743
19,600 The J.M. Smucker Co. .............................. 3,084,452
61,100 The Kraft Heinz Co. ................................... 2,362,737
220,000 Tingyi (Cayman Islands) Holding Corp. ..... 366,578
24,771 Tootsie Roll Industries Inc. ....................... 1,112,466
5,000 TreeHouse Foods Inc.† ............................. 252,150
124,650 Yakult Honsha Co. Ltd. ............................. 9,040,704
259,348,279
Health Care  — 5.7%
10,000 Abbott Laboratories .................................. 1,012,600
25,250 AbbVie Inc. .............................................. 4,024,092
24,000 AmerisourceBergen Corp. ......................... 3,842,640
29,750 Amgen Inc. .............................................. 7,192,063
10,000 AstraZeneca plc, ADR ............................... 694,100
15,000 Bausch + Lomb Corp.† ............................. 261,150
26,000 Bausch Health Cos. Inc.† .......................... 210,600
42,450 Baxter International Inc. ............................ 1,721,772
7,950 Biogen Inc.† ............................................. 2,210,339
2,055 BioMarin Pharmaceutical Inc.† ................. 199,828
6,100 Bio-Rad Laboratories Inc., Cl. A† .............. 2,922,022
86,600 Bristol-Myers Squibb Co. .......................... 6,002,246
15,000 Catalent Inc.† ........................................... 985,650
2,000 Charles River Laboratories International
Inc.† ..................................................... 403,640
8,500 Chemed Corp. .......................................... 4,570,875
8,500 CONMED Corp. ........................................ 882,810
15,000 DaVita Inc.† ............................................. 1,216,650
104,400 Demant A/S† ............................................ 3,650,546
30,000 DENTSPLY SIRONA Inc. ........................... 1,178,400
4,000 Elevance Health Inc. ................................. 1,839,240
80,000 Evolent Health Inc., Cl. A† ......................... 2,596,000
2,100 Galapagos NV, ADR† ................................ 81,144
5,000 Gerresheimer AG ...................................... 494,261
2,750 GSK plc, ADR ........................................... 97,845
9,500 Haleon plc ................................................ 37,736
4,000 Haleon plc, ADR ....................................... 32,560
10,000 Halozyme Therapeutics Inc.† .................... 381,900
26,700 HCA Healthcare Inc. .................................. 7,040,256
87,336 Henry Schein Inc.† ................................... 7,121,377
2,500 ICU Medical Inc.† ..................................... 412,400
825 Illumina Inc.† ........................................... 191,854
5,400 Indivior plc† ............................................. 92,261
20,000 Integer Holdings Corp.† ............................ 1,550,000
800 IQVIA Holdings Inc.† ................................ 159,112
23,700 Johnson & Johnson ................................. 3,673,500
12,325 Laboratory Corp. of America Holdings ....... 2,827,602

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
4,000 McKesson Corp. ....................................... $ 1,424,200
25,300 Medtronic plc ........................................... 2,039,686
56,000 Merck & Co. Inc. ...................................... 5,957,840
70,000 Option Care Health Inc.† ........................... 2,223,900
27,500 Perrigo Co. plc ......................................... 986,425
25,550 Pfizer Inc. ................................................ 1,042,440
14,000 QuidelOrtho Corp.† ................................... 1,247,260
350 Regeneron Pharmaceuticals Inc.† ............. 287,585
42,500 Roche Holding AG, ADR ........................... 1,524,050
6,900 Stryker Corp. ............................................ 1,969,743
28,794 Tenet Healthcare Corp.† ............................ 1,710,939
13,550 The Cigna Group ...................................... 3,462,431
5,000 The Cooper Companies Inc. ...................... 1,866,800
1,585 UnitedHealth Group Inc. ........................... 749,055
4,775 Vertex Pharmaceuticals Inc.† .................... 1,504,459
20,350 Zimmer Biomet Holdings Inc. ................... 2,629,220
7,000 Zoetis Inc. ................................................ 1,165,080
103,602,184
Hotels and Gaming  — 1.0%
10,500 Accor SA† ................................................ 341,276
3,900 Churchill Downs Inc. ................................ 1,002,495
3,250 Entain plc ................................................. 50,376
327,100 Genting Singapore Ltd. ............................. 275,287
9,500 Hyatt Hotels Corp., Cl. A† ......................... 1,062,005
1,100 Las Vegas Sands Corp.† ........................... 63,195
3,044,100 Mandarin Oriental International Ltd.† ........ 5,266,293
158,050 MGM Resorts International ....................... 7,020,581
17,100 Ryman Hospitality Properties Inc., REIT .... 1,534,383
1,313,350 The Hongkong & Shanghai Hotels Ltd.† .... 1,308,347
19,000 Universal Entertainment Corp.† ................. 351,595
3,000 Wyndham Hotels & Resorts Inc. ............... 203,550
6,550 Wynn Resorts Ltd.† .................................. 733,010
19,212,393
Machinery  — 6.8%
22,000 Astec Industries Inc. ................................. 907,500
102,250 Caterpillar Inc. .......................................... 23,398,890
1,432,350 CNH Industrial NV .................................... 21,871,985
81,550 CNH Industrial NV, Borsa ltaliana .............. 1,245,249
143,470 Deere & Co. ............................................. 59,235,894
13,000 Mueller Water Products Inc., Cl. A ............. 181,220
1,450 Otis Worldwide Corp. ............................... 122,380
163,675 Xylem Inc. ................................................ 17,136,772
124,099,890
Manufactured Housing and Recreational
Vehicles  — 0.6%
27,300 Cavco Industries Inc.† .............................. 8,674,302
825 Nobility Homes Inc. .................................. 22,481
Shares
Market
Value
26,000 Skyline Champion Corp.† ......................... $ 1,955,980
10,652,763
Metals and Mining  — 3.2%
48,350 Agnico Eagle Mines Ltd. ........................... 2,464,399
147,400 Barrick Gold Corp. .................................... 2,737,218
68,600 Franco-Nevada Corp. ................................ 10,001,880
105,100 Freeport-McMoRan Inc. ............................ 4,299,641
28,000 Kinross Gold Corp. ................................... 131,880
15,000 MP Materials Corp.† ................................. 422,850
436,100 Newmont Corp. ........................................ 21,377,622
103,000 Royal Gold Inc. ......................................... 13,360,130
74,750 Wheaton Precious Metals Corp. ................ 3,599,960
58,395,580
Publishing  — 1.5%
98,000 News Corp., Cl. A ..................................... 1,692,460
71,900 S&P Global Inc. ........................................ 24,788,963
118,050 The E.W. Scripps Co., Cl. A† ..................... 1,110,850
27,592,273
Real Estate  — 0.8%
1,400 Alexandria Real Estate Equities Inc., REIT .. 175,826
8,500 Host Hotels & Resorts Inc., REIT .............. 140,165
64,157 Indus Realty Trust Inc., REIT ..................... 4,252,968
2,000 Prologis Inc., REIT ................................... 249,540
190,500 The St. Joe Co. ......................................... 7,926,705
38,000 Weyerhaeuser Co., REIT ........................... 1,144,940
13,890,144
Retail  — 2.3%
5,000 Advance Auto Parts Inc. ............................ 608,050
68,000 AutoNation Inc.† ...................................... 9,136,480
700 AutoZone Inc.† ......................................... 1,720,705
19,000 CarMax Inc.† ............................................ 1,221,320
28,790 Costco Wholesale Corp. ............................ 14,304,887
112,300 CVS Health Corp. ...................................... 8,345,013
1,650 Dollar Tree Inc.† ....................................... 236,857
1,175 Lowe's Companies Inc. ............................. 234,965
1,150 NIKE Inc., Cl. B ......................................... 141,036
10,000 Rush Enterprises Inc., Cl. B ...................... 598,900
2,550 Starbucks Corp. ....................................... 265,532
1,100 Target Corp. ............................................. 182,193
2,550 The Home Depot Inc. ................................ 752,556
89,950 The Kroger Co. ......................................... 4,440,831
12,000 Walgreens Boots Alliance Inc. ................... 414,960
2,225 Walmart Inc. ............................................ 328,076
1,300 Zalando SE† ............................................. 54,336
42,986,697
Specialty Chemicals  — 1.1%
1,100 Air Products and Chemicals Inc. ............... 315,931
132,000 DuPont de Nemours Inc. .......................... 9,473,640
47,000 H.B. Fuller Co. .......................................... 3,217,150
24,000 International Flavors & Fragrances Inc. ..... 2,207,040

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
12,500 Rogers Corp.† .......................................... $ 2,042,875
29,200 Sensient Technologies Corp. ..................... 2,235,552
19,492,188
Telecommunications  — 0.9%
3,200 AT&T Inc. ................................................. 61,600
158,250 Deutsche Telekom AG, ADR ...................... 3,828,067
14,000 Hellenic Telecommunications Organization
SA ........................................................ 204,819
23,400 Hellenic Telecommunications Organization
SA, ADR ............................................... 173,394
5,600 Orange SA, ADR ....................................... 66,808
5,500 SoftBank Group Corp., ADR ...................... 108,075
2,488,200 Telecom Italia SpA† .................................. 820,869
37,400 Telefonica Brasil SA, ADR ......................... 283,118
271,000 Telefonica SA, ADR ................................... 1,159,880
733,000 Telephone and Data Systems Inc. .............. 7,703,830
89,000 Telesat Corp.† .......................................... 765,400
18,700 TIM SA, ADR ............................................ 231,132
1,000 VEON Ltd., ADR† ..................................... 17,620
21,650 Verizon Communications Inc. ................... 841,969
16,266,581
Transportation  — 1.2%
1,350 Canadian National Railway Co. .................. 159,260
10,000 Canadian Pacific Railway Ltd. ................... 769,400
186,550 GATX Corp. .............................................. 20,524,231
21,452,891
Wireless Communications  — 0.3%
88,750 America Movil SAB de CV, ADR† ............... 1,868,188
215,000 Operadora De Sites Mexicanos SAB de CV 214,403
22,635 T-Mobile US Inc.† ..................................... 3,278,453
14,800 United States Cellular Corp.† .................... 306,804
5,667,848
TOTAL COMMON STOCKS .................. 1,809,022,879
CLOSED-END FUNDS  — 0.1%
2,000 Altaba Inc., Escrow† ................................. 4,710
10,700 Royce Global Value Trust Inc. ................... 96,300
79,000 Royce Value Trust Inc. .............................. 1,072,030
TOTAL CLOSED-END FUNDS ................ 1,173,040
PREFERRED STOCKS  — 0.0%
Electronics  — 0.0%
95 WESCO International Inc., Ser. A, 10.625% 2,575
Retail  — 0.0%
25,000 Qurate Retail Inc., 8.000%, 03/15/31 ........ 732,750
TOTAL PREFERRED STOCKS ............... 735,325
Shares
Market
Value
CONVERTIBLE PREFERRED STOCKS  — 0.0%
Automobiles and Components  — 0.0%
94,569 Garrett Motion Inc., Ser. A,
11.000% .............................................. $ 840,718
WARRANTS  — 0.0%
Energy and Utilities  — 0.0%
1,694 Weatherford International plc, expire
12/13/23† ............................................. 822
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.9%
$ 15,710,000 U.S. Treasury Bills,
4.509% to 4.872%††,
04/20/23 to 06/29/23 ............................ 15,614,619
TOTAL INVESTMENTS — 100.0%
(Cost $490,451,559) ............................. $ 1,827,387,403
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust